Reserves - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reserves Within Equity [Abstract]
Percentage of net profit to offset prior losses	10.00%
Percentage of reserve fund of registered capital	50.00%
Statutory reserve	¥ 288.9	¥ 137.7